SEC Registration Nos.
                                                     811-8924 and 33-87744

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933


         Post-Effective Amendment No.   3                        XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

         Amendment No.   6                                       XX

                  Calvert New World Fund, Inc.
            (Exact Name of Registrant as Specified in Charter)

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4881

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective


Immediately upon filing                           XX on July 31, 1997
pursuant to paragraph (b)                         pursuant to paragraph (b)

60 days after filing                              on(date)
pursuant to paragraph (a)                         pursuant to paragraph (a)

of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. On May 29, 1997, Registrant filed a Rule 24f-2 Notice for its fiscal year ended March 31, 1997.

                       Calvert New World Fund, Inc.
                     Form N-1A Cross Reference Sheet

Item number                                 Prospectus Caption

        1.                                  Cover Page
        2.                                  Fund Expenses
        3.                                  Financial Highlights*
                                            Total Return
        4.                                  Investment Objective and Policies
                                            Management of the Fund
        5.                                  Management of the Fund
        6.                                  Alternative Sales Options
                                            Management of the Fund
                                            Dividends, Capital Gains and Taxes
        7.                                  How to Buy Shares
                                            Net Asset Value
                                            Reduced Sales Charges
                                            When Your Account Will Be Credited
                                            Exchanges
        8.                                  Alternative Sales Options
                                            How to Sell Your Shares
        9.                                  *

                                            Statement of Additional Information
                                            Caption

        10.                                 Cover Page
        11.                                 Table of Contents
        12.                                 General Information
        13.                                 Investment Objective and Policies
                                            Loans of Portfolio Securities
                                            Repurchase Agreements
                                            Investment Restrictions
        14.                                 Directors and Officers
        15.                                 *
        16. Investment Advisor and Investment Manager Transfer and Shareholder Servicing Agent Independent
                                            Accountants and Custodians
        17.                                 Portfolio Transactions
        18.                                 *
        19.                                 Valuation of Shares
                                            Purchase and Redemption of Shares
                                            Reduced Sales Charges
        20.                                 Dividends, Distributions, and Taxes
        21.                                 Method of Distribution
        22.                                 Calculation of Total Return
        23.                                 Financial Statements

*  Inapplicable or negative answer

PROSPECTUS JULY 31, 1997



                          CALVERT NEW WORLD FUND, INC.
                            CALVERT NEW AFRICA FUND

              4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814


Investment Objective
The investment objective of Calvert New World Fund, Inc., Calvert New Africa Fund (the "Fund") is to achieve capital appreciation over time. The Fund seeks capital appreciation aggressively by focusing the Fund's investments mostly in the emerging market of equity and equity-linked securities and fixed-income securities of African and African-related companies.


Whether this Fund is for you
The Fund is designed for aggressive investors who are willing to accept above-average risk in order to seek a higher rate of return on investment over time. Investments in African and African-related issuers involve risk factors and special considerations not normally associated with investments in United States ("U.S.") issuers. These include risks associated with the political and economic uncertainty caused by political transitions, the comparatively small and potentially illiquid nature of the African securities markets and corresponding price volatility, as well as interest rate movements, exchange controls, and the possibility of significant currency fluctuation. In addition, the identification of and realization of attractive investment opportunities involves a high degree of uncertainty. Thus, share prices may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. There can be no assurance that the objectives of the Fund will be achieved. (See "Investment Objective and Policies" and "Risk Factors.") The Fund is designed for long-term investors and does not attempt to maintain a balanced portfolio. Accordingly, the Fund should not be used to meet short-term financial needs.


About This Prospectus
Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.



A Statement of Additional Information ("SAI") (dated July 31, 1997) for the Fund has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.



The SEC maintains a Website at http://www.sec.gov containing the SAI, material incorporated by reference, and other information regarding the Fund.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

To Open An Account
Call your broker, or complete and return the enclosed Account Application. Minimum initial investment is $2,000 (may be lower for certain retirement plans).


Purchase Information
The Fund offers one class of shares, Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"). (See "How to Buy Shares" for further details.)


Advisors
Calvert-Sloan Advisers, L.L.C. is the Fund's Advisor, responsible for overall management and supervision of the Fund's investment and day-to-day management. New Africa Advisers, Inc. ("NAA") and Calvert Asset Management Company, Inc. ("CAMCO") are the Fund's Subadvisors, responsible for asset allocation and selection o6f the specific investments for the Fund. (See "Management of the Fund.")

                                 FUND EXPENSES

 A.   Shareholder Transaction Costs                               Class A

    Maximum Front-End Sales Charge on Purchases                   2.50%
    (as a percentage of offering price)

    Maximum Front-End Sales Charge on Reinvested                  None
    Dividends (as a percentage of offering price)

    Contingent Deferred Sales Charge                              None

    Redemption Fees (as a percentage of amount redeemed)<F1>      2.00%

    Exchange Fees<F2>                                             None

<F1> The redemption fee will be charged only for redemptions (including exchanges) of assets held in the Fund for two years or less. See "How to Sell Your Shares." If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.
<F2> See footnote 1.

B. Annual Fund Operating Expenses
    (As a percentage of average net assets)



    Management Fees                                               1.75%
    Rule 12b-1 Service and Distribution Fees                      0.75%
    Other Expenses (After expense reimbursement)                  1.04%
    Total Fund Operating Expenses
        (After expense reimbursement) <F3>                        3.54%

<F3> Net Fund Operating Expenses after reduction for fees paid indirectly for
    Class A was 3.25%.



 C. Example:
   You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period, and (3) assuming payment of maximum initial sales charge at time of purchase.

                           1 Year       3 Years      5 Years     10 Years
      Class A               $80         $131         $204          $396
  You would pay the following expenses on the same investment, assuming no redemption
    (assumes payment of maximum initial sales charge at time of purchase):

                           1 Year       3 Years      5 Years     10 Years
      Class A               $60         $131         $204          $396


The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. A redemption fee of 2.00% will be charged on any redemptions (including exchanges) made with assets that have been held in the Fund for less than two (2) years. (See "How to Sell Your Shares.")

B. Annual Fund Operating Expenses
Management Fees are paid by the Fund to Calvert-Sloan Advisers, L.L.C. ("Investment Advisor") for managing the Fund's investments and business affairs. Management fees include the Subadvisory fees paid by the Investment Advisor to New Africa Advisers, Inc. and Calvert Asset Management Company, Inc. ("Subadvisors") and the Administrative Service fee paid by the Fund to Calvert Administrative Services Company. Beginning July 1, 1998, the Fund will pay the Investment Advisor a performance adjustment that could cause Management Fees to be as high as 1.85% or as low as 1.65%. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.

The Advisor may voluntarily defer fees or assume expenses of the Fund. If the Advisor had not done so for fiscal year 1997, Other Expenses would have been 2.37%. Total Fund Operating Expenses would have been 4.87%.

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

In addition to distribution fees, certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. See the SAI, "Method of Distribution."


FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Fund's shares. It expresses the information in terms of a single share outstanding for the Fund. The table has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Annual Report to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.

                                                                        April
                                                                      12, 1995
                                                                     (inception
                                                 Year Ended           to March
Calvert New Africa Fund                          March 31, 1997       31, 1996


Net asset value, beginning of period             $12.00                $12.00
Income from investment operations
     Net investment income                       (.05)                 (.04)
     Net realized and unrealized gain (loss)     .70                   .04
     Total from investment operations            .65                   -
Total increase (decrease) in net asset value     .65                   -
Net asset value, ending                          $12.65                $12.00
Total return<F4>                                 5.42%                 0.00%
Ratio to average net assets:
     Net investment income (loss)                (.45%)
     (.54)%(a)
     Total expenses<F5>                          3.54%                 3.75%(a)
     Net expenses                                3.25%                 3.24%(a)
     Expenses reimbursed                         1.33%                 1.24%(a)
Portfolio turnover                               23%                   6%
Average commission rate paid                     $.0263                $-
Net assets, end of period (in thousands)         $9,206                $7,974
Number of shares outstanding
     at end of period (in thousands)             728                   664


(a)   Annualized

<F4> Total return is not annualized and does not reflect deduction of the front-end sales charge.
<F5> This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

INVESTMENT OBJECTIVE AND POLICIES


Investment Objective
The investment objective of the Fund is to achieve capital appreciation over time. The Fund seeks capital appreciation aggressively by focusing its investments mostly in the emerging market of equity and equity-linked securities and fixed-income securities of African and African-related companies. The Fund is nondiversified, which means that the percentage of its assets that may be invested in a single issuer is higher relative to a diversified fund. (See "Investment Restrictions" and "Nondiversified Status" in the SAI.) The Fund's investment objective is not fundamental and may be changed without shareholder approval.


Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities of African and African-related companies.

The Fund will invest primarily in equity and equity-linked securities of African and African-related companies, defined as entities that are organized under the laws of an African country; companies which derive at least 50% of their revenues from goods produced or sold, investments made, or services performed in Africa or which have at least 50% of their assets situated in Africa; or entities which issue equity or debt securities which are traded principally on a stock exchange in Africa. The Fund may also invest directly in African and African-related companies, as described in "Direct Investment Philosophy," below. Exclusive of the 65%, the Fund may invest in the equities of multinational companies which do business in African countries.

The term "equity and equity-linked securities" includes common stock, preferred stock, rights or warrants to purchase common or preferred stock, debt securities convertible into common or preferred stock and structured debt obligations (debt issued by issuers in connection with identified projects which pay interest under what the Fund considers to be an equity participation formula structured to reflect the status of the project). Generally, the Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held.

The Fund may invest up to 20% of its assets in fixed-income securities, including junk bonds.

Fixed income securities include non-convertible debt obligations excluding such structured debt obligations as noted above. The Fund may invest in African sovereign debt and debt of African countries when such investments offer opportunities for long-term capital appreciation. The Fund focuses on its analysis of political, economic, exchange control and other macro-economic factors, such as interest rates and inflation in the Fund's fixed-income security selection process. (See "Risk Factors.")


The Fund may use various investment techniques, including financial futures contracts and related options. (See "Investment Techniques and Related Risks.")

Social Philosophy - Calvert's Vision and Journey

The Calvert New Africa Fund is the first open-ended mutual fund to invest primarily in Africa. The Fund's investment objective supports basic economic development by investing in and assisting the growth of African companies, by providing capital and creating jobs. As a member of the Calvert Group of Funds, Calvert New Africa Fund's capital investments in Africa are directed to specific economic development goals. The Fund views positively companies that are making progress towards black economic empowerment and positive employee relations in Africa. As investors, the Fund will also encourage companies in which it invests to demonstrate positive leadership in areas like the environment and treatment of employees. The Fund's investments, both through direct investment opportunities (see below) and through the ownership of publicly traded securities, seek to catalyze economic empowerment and improve the quality of life for the people of Africa.


Direct Investment Philosophy
Initially, the primary focus of the Direct Investments will be in South Africa, and on six industries: consumer products, telecommunications, health care, light manufacturing, services, and tourism. Direct Investments may take the form of (1) management buyouts of established businesses, (2) investments in closely-held listed companies that are undervalued relative to their market value, (3) investments in certain advanced-stage venture capital situations that are poised for sustained growth, and (4) certain special investment situations, such as investing in privatizations (a government-owned or state-controlled entity that is sold to the private sector; e.g., in 1994, the Government of Ghana sold 25% of Ashanti Goldfields, one of the world's largest and richest gold mines, to the private sector). Direct Investment acquisitions made by the Fund are expected to result in a moderate degree of leverage to the acquired company, given that the Fund wants to control risk and generate equity gains through growth and operational improvements rather than through restructured financial statements. In each investment, the Fund will seek to ally itself with strong management (as determined by New Africa Advisers ("NAA") either already in place or recruited for that particular situation. In order to assure an identity of interest with the Fund, the management of each portfolio company will be expected to make a meaningful investment in its respective portfolio company, to the extent possible. By sitting on the board of directors of each portfolio company, under the supervision of the Board of Directors and to the extent allowed by law, and by offering general business and management advice to the management of the portfolio company, the Fund will aim to enhance the financial performance and value of portfolio companies over a five to seven year holding period. NAA expects to use a number of strategies to obtain liquidity and potentially realize capital gains for the Fund. These include: 1) the complete or partial sale of the business to an outside third party or joint venture partners, 2) the complete or partial sale of the business to the public securities market, either in the form of an initial public offering or the sale of debt, 3) the complete or partial sale of the business to management, and 4) the refinancing of the investment's capital structure, using the proceeds to pay a dividend to all investors. In all cases, NAA will work with the appropriate financial advisors, underwriters, or merchant bankers in the respective local markets to determine the most effective way to realize capital gains. The Fund may invest up to 15% of its net assets in Direct Investments, which are considered illiquid securities. (See also "Risk Factors, Marketability of Fund Investments," and "Risk Diversification and Controls for the Fund's Direct Investments.")


Sourcing Direct Investment Opportunities

NAA and its affiliates have an extensive network of contacts in the U.S., Europe, and Africa. The portfolio of Direct Investments will be constructed by tapping into three areas: (1) companies entering or re-entering the African market in need of equity partners with capital and local business experience,
(2) South African conglomerates desiring to divest, or "unbundle," specific operations or assets in response to the changes in the political environment in South Africa and the economic impact of greater worldwide competition in South Africa; and (3) currently successful or emerging private African companies needing growth capital.

The actual universe of potential Direct Investments is quite large, including established companies, established entrepreneurs, emerging entrepreneurs, new ventures, and companies in need of capital to make a business turnaround. NAA anticipates the majority of the Direct Investments will be invested with established companies, established entrepreneurs, and new ventures.

Some of the characteristics of the Direct Investment opportunity universe, using South Africa as an example, are: (1) no source of private equity capital, which has caused a tremendous pent-up demand for capital; (2) solid company performance with the potential for significant growth; (3) with the lifting of sanctions, many small and medium sized companies are poised for international growth; and (4) rising black living standards due to job creation programs, home building and electrification projects, and free education and medical care.

                                  RISK FACTORS

An investment in the Fund is subject to various risks. The net asset value will fluctuate in response to changes in market conditions and the value of the Fund's portfolio investments. The Fund's use of certain investment techniques, such as foreign currency options, involve special risks. (See "Investment Techniques and Related Risks.")

African economies

The economies of individual African countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, structural unemployment, and balance of payments position. The economies of African countries may also be affected to a greater extent than in other countries by price fluctuations of a single commodity or by one type of commodity, such as gold or other minerals. Severe cyclical climatic conditions, particularly drought, may also affect the economies of African countries. Business entities in some African countries do not have a significant history of operating in market-oriented economies, and the ultimate impact of some African countries' attempts to move toward more market-oriented economies is currently unclear. Botswana, Egypt, Ghana, Ivory Coast, Kenya, Mauritius, Morocco, Nigeria, Namibia, South Africa, Swaziland, Tunisia, Zambia and Zimbabwe have market-oriented economies in various stages of development, with the South African economy being substantially more developed than the others. Therefore, the Fund may have more than 25% of its assets invested in any one country in Africa, and, for the foreseeable future, expects that a majority of the Fund assets will be invested in South Africa. Thus, the Fund's performance may be significantly affected by the economic, social, and political developments in South Africa.


As with investment in countries outside the U.S. generally, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability and diplomatic developments could adversely affect the economy of any African country or the Fund's investments in that country. In the event of expropriation, nationalization, or other confiscation, the Fund could lose its entire investment in the country involved.

African Securities Markets

The securities markets of African countries are comparatively small, with the majority of market capitalization and trading volume concentrated in a small number of companies. In many African countries, including South Africa and Zimbabwe, a small number of institutional investors, directly or through related companies, hold positions in publicly-held companies in that particular country representing a substantial portion of the total market capitalization of listed securities. This factor, together with significant exchange control limitations on the ability of such investors to invest outside their home countries and the increased investment in certain African issuers by foreign investors, will limit the securities available for purchase by the Fund. The foregoing factors and changes therein may cause the Fund's investment portfolio to experience greater price volatility and lower liquidity than a portfolio invested only in securities of a U.S. company.

Trading volume in African securities is substantially less than that in the United States. However, during periods of price volatility and lower liquidity in the markets, securities settlements and clearance may be subject to delays and related administrative uncertainties, such as share registration and delivery delays. This could result in temporary periods when Fund assets are not invested and no return is earned. Commissions for trading on African stock exchanges are often higher than commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Most of the African stock exchanges have fixed commissions, scaled according to volume, ranging from 0.2% to 3% or more, depending on taxes or additional exchange fees. The higher the purchase, the lower the percentage of the commission, generally.



African Sovereign Debt

The types of foreign government obligations in which the Fund will primarily invest will be debt securities issued and backed by the respective government bodies. In terms of their government backing, these securities will structurally resemble U.S. Government and U.S. Government agency issues. In many instances the debt issues of African sovereignties represent low quality securities and may be comparable to securities rated below investment grade by Standard & Poor ("S&P") or Moody's (i.e., rated C and D by S&P and Moody's, respectively). Because of their speculative characteristics, they trade at substantial discounts from face value, but offer substantial long-term capital appreciation.

Noninvestment-grade (High Yield/High Risk) Debt Securities

The Fund may invest up to 20% of its assets in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, including those rated C and D). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. Securities rated D are in default of payment of interest and/or principal. These securities involve greater risk of default or price declines than investment-grade debt securities due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.


The quality limitation is determined immediately after the Fund's acquisition of a security. If an obligation held by the Fund is later downgraded, the Fund's Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Fund's net asset value, and the total percentage, if any, of obligations currently rated below investment grade held by the Fund.

When purchasing high-yielding securities, rated or unrated, NAA prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Likewise, when purchasing convertible debt securities and structured debt obligations, NAA will prepare a quality and credit analysis, including a study of any existing debt, capital structure and current financial condition, ability to service debts and to pay dividends, sensitivity to changes in economic conditions, and the current trend of earnings, revenues, expenses, cash flow, and other factors, under the supervision of the Advisor and the Board of Directors.


Currency Risks

Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connections with purchases and sales of foreign securities.

General Foreign Security Risks

There are substantial and different risks involved in investing in foreign securities. You should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of Funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of the Fund in some foreign countries. The Fund is not aware of any investment or exchange control regulations which might substantially impair the operations of the Fund as described, although this could change at any time.

For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the U.S. on exchanges or over the counter. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign corporation. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may avoid currency and some liquidity risks, since the information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. In general, there is a large, liquid market in the U.S. for many ADRs. The Fund may also invest in European Depositary Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

The dividends and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Fund's shareholders. You should understand that the expense ratio of the Fund can be expected to be higher than those of investment companies investing only in domestic securities since the costs of operations are higher.


Risks of Nondiversification

There may be risks associated with the Fund being nondiversified.
Specifically, since a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified Fund.

Marketability of Fund Investments

The marketability and liquidity of the Fund's investments cannot be assured. The Fund's ability to acquire and dispose of investments in private debt and equity securities will be dependent on factors outside its control, including the health of the market for private debt and equity securities and the financial condition of a security's issuer, as well as general economic conditions. The Fund may invest up to 15% of its net assets in illiquid securities. Generally, the Fund will need to obtain permission from regulatory authorities in South Africa and other African countries to invest in unlisted securities.


Temporary defensive positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest up to 100% of its assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.



      RISK DIVERSIFICATION AND CONTROLS FOR THE FUND'S DIRECT INVESTMENTS

The Fund can invest up to 15% of its net assets in Direct Investments, which will consist primarily of investments in companies that by U.S. standards are small to medium sized. While Direct Investments in such companies offer the opportunity for significant capital gains, such investments involve a degree of business and financial risks that can result in losses, and the liquidity cannot be assured. Among these are the risks associated with investing in companies with new management, companies operating with substantial variations in operating results from period to period, and companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such businesses may face intense competition from rivals with greater financial resources, more extensive research and development, manufacturing, marketing, and services capabilities, and a larger number of qualified managerial and technical personnel.

The Fund's Direct Investment philosophy is to help ensure that you have a reasonable level of risk related to your Fund investment. The risks involved in investment in private debt and equity situations are managed in several ways. For example, the Subadvisor consistently receives up-to-date information about the South African market and economy; evaluates potential opportunities using a multi-step procedure which includes a tour of facilities and discussions with management; explores innovative financing techniques; capitalizes portfolio companies with 30%-50% equity to mitigate financial risk; and may directly monitor a company by sitting on its board of directors.


The Fund will not invest in a situation which does not present reasonable exit opportunities. A number of exit strategies to obtain liquidity and realize capital gains will be used, including: (1) the complete or partial sale of the business to an outside third party or joint venture partners, (2) the complete or partial sale of the business to the public securities market, either in the form of an initial public offering or the sale of debt, (3) the complete or partial sale of the business to management, and (4) the refinancing of the investment's capital structure and using the proceeds to pay a dividend to investors. The holding period for a Direct Investment is anticipated to range from five to seven years.

                    INVESTMENT TECHNIQUES AND RELATED RISKS

Financial Futures, Options, and Other Investment Techniques
The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution for an allowable security or as protection against an adverse move in the Fund's portfolio to adjust the risk and return characteristics of the Fund's portfolio.

The Fund may engage in transactions in financial futures contracts and related options as explained below. It may also write covered call options and secured put options, purchase call and put options on securities and security indices, and may enter into option transactions on foreign currency. The Fund may also invest in repurchase agreements. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The Fund reserves the right to invest in the above investment techniques, but, with the exception of financial futures contracts and related options, currently anticipates such investment in each technique to be less than 5% of the Fund's net assets in the coming year. Therefore, those investment techniques and the related risks are described in detail in the SAI.


Financial Futures and Related Options

The Fund may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of their portfolio securities or securities which they intend to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below and are described more fully in the SAI.

Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. (See "Foreign Currency Transactions" in the SAI.) A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

The Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.

Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the NAA could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.

Lending portfolio securities

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities. The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor or Subadvisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund. The Fund will realize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.


The Fund's policies set forth as fundamental investment restrictions may not be changed without shareholder approval. The Fund's SAI describes these and additional policies and restrictions concerning the portfolio investments of the Fund.

                                  TOTAL RETURN

The Fund may advertise total return. Total return is based on historical results and is not intended to indicate future performance.
Total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return shows overall change in value, including changes in share price and assuming all of the dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of returns usually will include the effect of paying the front-end sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charge, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.


                             MANAGEMENT OF THE FUND

The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.

The Fund is a series of Calvert New World Fund, Inc., an open-end management investment company organized as a Maryland corporation on December 22, 1994.

The Fund is neither required nor intends to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own.


Board of Directors

Elias Belayneh
President of US-Africa Chamber of Commerce

Robert Browne
President of Twenty-First Century Foundation

Reno Martini
Director and Senior Vice President of Calvert Group, Ltd.
Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.

Madala Mthembu
Senior Advisor of Premier of the Northern Cape Province of South Africa

Donald Norland
Senior Policy Advisor of WorldSpace, Inc.

Maceo K. Sloan
Chairman, President and CEO of Sloan Financial Group and NCM Capital Management Group, Inc.

Tim Smith
Executive Director of Interfaith Center on Corporate Responsibility Chairman of the Advisory Council of the Calvert Social Investment Fund

Barbara J. Krumsiek
President, Chief Executive Officer of Calvert Group, Ltd. and its subsidiaries

Pamela Van Arsdale
Community activist

Bertie R. Howard
Executive Director of Africa News Service

Michael E.M. Sudarkasa
President of International Trade Counsel

Calvert-Sloan Advisers, L.L.C. serves as Advisor to the Fund.

Calvert-Sloan Advisers, L.L.C. (the "Advisor") is the Fund's investment advisor. It is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. It is jointly owned by Calvert Group, Ltd., and Sloan Holdings, Inc., and was organized in the State of Maryland on March 3, 1995. The individuals involved in the Advisor's management are experienced employees of Calvert Group, Ltd. and its subsidiary, Calvert Asset Management Company, Inc. (a Subadvisor to the Fund), and New Africa Advisers, Inc. (also a Subadvisor to the Fund), a subsidiary of Sloan Financial Group (see below). The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Fund pays all other operating expenses as noted in the SAI.


The Fund's organizational expenses were advanced to the Fund by Calvert-Sloan Advisers, L.L.C. These expenses will be amortized over a sixty-month period which will commence with the inception of the Fund. In the event that the Fund liquidates before the deferred organization expenses are fully amortized, Calvert-Sloan Advisers, L.L.C. shall bear such unamortized deferred organization expenses.

The Public School Retirement System of the City of St. Louis, located at #1 Mercantile Center, St. Louis, Missouri 63101, currently, as of June 30, 1997, controls 50.43% of the Fund.

The Florida A & M University Foundation of the City of Tallahassee, located at Lee Hall Room 200-6, Tallahassee, Florida 32307, currently, as of June 20, 1997, controls 9.42% of the Fund.

New Africa Advisers, Inc., is one of the Fund's Subadvisors.

New Africa Advisers, Inc., is one of the Subadvisors to the Fund. NAA's principal business office in the U.S. is 103 West Main Street, Fourth Floor, Durham, North Carolina 27701. It also has offices in New York City and Johannesburg, South Africa. NAA is a registered investment advisor and is wholly owned by Sloan Financial Group, Inc. ("SFG"). NAA was founded in 1992 to provide investors with access to African-related investment opportunities. Combining African emerging markets and global portfolio management expertise, New Africa Advisers is uniquely qualified in this era of post-apartheid African investments. Along with investment research and statistical information, NAA provides investment advisory assistance and the day-to-day management of the Fund's investments and re-investments.

The Sloan Financial Group, NAA's parent company, headquartered in Durham, North Carolina, is the nation's largest minority-owned financial services firm. Founded in 1986 by Maceo K. Sloan, (Chairman, President, and Chief Executive Officer), the company's roots date back to 1898 when Sloan's ancestors founded North Carolina Mutual Life Insurance Company, the nation's largest minority-owned insurance firm. Presently, Sloan Financial Group contains two investment management subsidiaries, NCM Capital Management Group, Inc., and New Africa Advisers. Within its family of companies, SFG currently manages assets of approximately $3.9 billion, and the firm's client base includes many of the nation's largest employee benefit, foundation, and endowment plans.


CAMCO is one of the Fund's Subadvisors.

CAMCO is one of the Subadvisors to the Fund. CAMCO's principal business office is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. CAMCO manages the U.S. dollar portion of the Fund's cash reserves. CAMCO is a subsidiary of Calvert Group, Ltd., and currently serves as investment advisor to First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., and Acacia Capital Corporation.



Portfolio Managers - Investment selections for the Fund are made by a team.

Investment selections for the Fund are made by a team, led by Maceo K. Sloan, Chairman of New Africa Advisers, Inc. Mr. Sloan's 25-year career in the investment management industry began at North Carolina Mutual Life Insurance Company where he held positions including Investment Analyst, Treasurer, Vice President, and Chief Investment Officer. Presently, he serves as Chairman, President, and Chief Executive Officer of Sloan Financial Group and NCM Capital Management Group, Inc. Mr. Sloan is a Director of the National Association of

Securities Professionals, a Chartered Financial Analyst and a Fellow of the Life Management Institute. He is a regular panelist on the PBS program Wall Street Week in Review and has been a panelist and chaired several conferences concerning investment opportunities in South Africa, such as the RCB International Seminar and the Pensions 2000 on South Africa.

Justin F. Beckett is President and CEO of New Africa Advisers, Inc. He has over ten years' experience in the investment field. Mr. Beckett began researching Africa's capital markets in 1990 and the experiences and information that Mr. Beckett has amassed since then represent the foundation of NAA's investment philosophy. Mr. Beckett was one of the first U.S. professionals to establish a dialogue with South Africa's post-apartheid investment community, and now resides in Johannesburg. As a recognized expert on investments in South Africa, Mr. Beckett has been quoted in numerous periodicals (Pensions & Investments, The Wall Street Journal, The New York Times, The Washington Post), and has chaired and spoken on several conference panels relative to investments in South Africa. Mr. Beckett has also appeared on The Color of Money, Reflections, PBS Morning News, and Prime Time Sunday.


Clifford D. Mpare, Chief Investment Officer of NAA, is a native of Ghana, in West Africa. He has over ten years of investment experience, hands-on knowledge of African capital markets, and experience in the U.S. and Canadian markets. Prior to joining NAA's parent company, SFG, Mr. Mpare, who is a Chartered Financial Analyst and a Certified Management Accountant, was a Senior Analyst with First Union Corp's private equity department, where he specialized in the valuation of unlisted securities. He serves on the review board of the Association of Investment Management and Research, and is a member of the North Carolina Society of Financial Analysts, the Institute of Chartered Financial Analysts, the Institute of Management Accountants, and the Society of Management Accountants of Canada.


CAMCO manages the U.S. dollar portion of the Fund's cash reserves.

The U.S. dollar portion of the Fund's cash reserves is invested by Calvert Asset Management Company, Inc., headed by Reno Martini, Senior Vice President and Chief Investment Officer. Mr. Martini, a Director of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of CAMCO, oversees management of all Calvert Group portfolios. He has extensive experience in evaluating and purchasing municipal securities.


Calvert Group is one of the largest investment management firms in the Washington, D.C. area.


Calvert Group, Ltd., parent of the Fund's transfer agent, distributor, and CAMCO, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of March 31, 1997, Calvert Group managed and administered assets in excess of $5.1 billion and more than 225,000 shareholder and depositor accounts.

The Advisor receives a fee based on a percentage of the Fund's assets and the performance of the Fund. From this, it pays the Subadvisors a fee.
The Investment Advisory Agreement between the Fund and the Advisor provides that the Advisor is entitled to a base annual fee, payable monthly, of 1.50% of the Portfolio's average daily net assets. From this, the Advisor pays a base annual fee of 0.755% to NAA, 0.495% to CAMCO, and a fee of 0.10% to Sloan Holdings, Inc., for consulting services. Commencing on July 1, 1998, the Adviser will receive a "Performance Fee," applied prospectively, based on the investment performance of the Fund over a "Performance Period" in relation to the investment record of the Morgan Stanley South Africa Index. The Performance Fee will be adjusted up or downward to the extent to which performance of the Fund exceeds or trails the Morgan Stanley South Africa
Index:


         Performance versus the                      Performance Fee
         Morgan Stanley                              Adjustment
         South Africa Index

         30% to less than 60%                        0.05%
         60% to less than 90%                        0.07%
         90% or more                                 0.10%

The Advisor will pay NAA a performance fee equal to the Performance Fee the Advisor receives from the Fund.

The Advisor may in its discretion defer its fees or assume the Fund's operating expenses. The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it deferred, or expenses it assumed during the two prior years.


Calvert Administrative Services Company provides administrative services for the Fund.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from the Fund of 0.25% of the Fund's average daily net assets.



Calvert Distributors, Inc. serves as underwriter to market the Fund's shares. Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.


The transfer agent keeps your account records.
Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.


                               SHAREHOLDER GUIDE

Opening An Account
You can buy shares of the Fund in several ways.
An account application should accompany this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.


Class A Shares - Front-End Load
Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.75% annually of the average daily net asset value of Class A shares.


CLASS A SHARES
Class A shares are offered at net asset value plus a front-end sales charge as follows:


 Concession
 Amount of                              As a % of      As a % of       to
 Dealers as a
 Investment                             Offering       Net Amount      % of
 Amount
                                        Price          Invested        Invested

Less than $50,000                       2.50%          2.56%           2.00%
$50,000 but less than $100,000          2.00%          2.04%           1.50%
$100,000 but less than $250,000         1.50%          1.52%           1.10%
$250,000 but less than $500,000         1.25%          1.27%           0.95%
$500,000 but less than $1,000,000       1.00%          1.01%           0.85%
$1,000,000 and over                     0.00%          0.00%           0.75%*

*For new investments (new purchases but not exchanges) of $1 million or more, CDI may pay a broker-dealer, on a monthly basis for 12 months, an annual rate of 0.75%. Payments will be made monthly at the rate of 0.0625% of the amount of the investment, less redemptions.


Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan
The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.75% of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Fees paid by the Fund to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, quarterly compensation at an annual rate of up to 0.50%, plus service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, beginning the thirteenth month after the shares are purchased. The distribution fees also are used to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.


Arrangements with Broker-Dealers and Others
CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. All such payments will be in compliance with NASD rules.


                               HOW TO BUY SHARES

METHOD            INITIAL INVESTMENT    ADDITIONAL
INVESTMENT

BY MAIL           $2,000 minimum                  $250   minimum
                  Please make your check payable  Please make your check payable
                  to the Fund ad mail it          to the Fund and mail it
                  with your application to:       with your investment slip to:
                  Calvert Group                   Calvert Group
                  P.O. Box 419544                 P.O. Box 419544
                  Kansas City, MO 64141-6544      Kansas City, MO 64141-6544

BY REGISTERED,    Calvert Group                   Calvert Group
CERTIFIED, OR     c/o NFDS, 6th Floor             c/o NFDS, 6th Floor
OVERNIGHT MAIL    1004 Baltimore                  1004 Baltimore
                  Kansas City, MO 64105-1807      Kansas City, MO 64105-1807

THROUGH           $2,000 minimum                  $250 minimum
BROKER
AT THE CALVERT    Visit the Calvert Branch Office to make investments by check.
BRANCH OFFICE     See the back cover page for the address.


FOR ALL OPTIONS BELOW, PLEASE CALL YOUR
FINANCIAL PROFESSIONAL OR
CALVERT GROUP AT 800-368-2745

BY EXCHANGE      $2,000 minimum                   $250 minimum
(FROM YOUR
ACCOUNT IN      When opening an account by exchange, your new account
ANOTHER         must be established with the same name (s), address and taxpayer
CALVERT         identification number as your existing Calvert account.
FUND)

BY BANK WIRE    $2,000 minimum                    $250 minimum

BY CALVERT      Not Available                     $50   minimum
MONEY           for Initial Investment
CONTROLLER

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset value, or "NAV," refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. This value is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Fund securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Directors believes accurately reflects fair value. Securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges (See the SAI - "Determination of Net Asset Value") relating to the valuation of foreign securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollars as last quoted by any recognized dealer.

                       WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, that investment will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against that investment will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. Check purchases received at the branch location will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.


Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.


OTHER CALVERT GROUP SERVICES

Calvert Information Network
24 hour yield and prices

Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, performance information, account balances, and authorize certain transactions.



Calvert Money Controller
Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds.

You can request this free service on your application. This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your account in the Fund with one phone call. Allow two business days after the call for the transfer to take place from your bank to Calvert; for redemptions, allow five to seven days after the call for the redemption proceeds to be sent to your bank. All Calvert Money Controller transaction requests must be received by 4:00 p.m. Eastern time.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. You will receive a confirmation from us for these transactions, and a debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call Calvert for more information.



Telephone Transactions
Calvert may record all telephone calls.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine, and that if they do not, they may be liable for any losses due to unauthorized or fraudulent telephone transactions. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services
Complete the "Option" sections of the application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.


Householding of General Mailings
Householding reduces Fund expenses and saves postage expense.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.



Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Fund may be modified in these programs, and administrative charges may be imposed for the services rendered.


Tax-Saving Retirement Plans
Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account in the Fund under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. (See "Exhibit A - Reduced Sales Charges.")


Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

                            HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Because the securities held by the Fund may be far less liquid than securities that are issued in mature markets, and to allow for the orderly redemption of shares, your shares will be redeemed at the net asset value next calculated after your redemption request is received and accepted, but the redemption proceeds may be mailed, wired, or sent by electronic transfer up to five business days later. At the Fund's sole discretion, you may receive securities in lieu of cash. See "Purchase and Redemption of Shares" in the SAI. If you redeem shares of the Fund (including exchanges) after holding them less than two years, the Fund will deduct a redemption fee equal to 2.0% of the net asset value of the shares redeemed. The fee will be retained by the Fund and used to offset transaction costs that short-term trading imposes on the Fund and its shareholders. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining whether this fee applies. Below are specific requirements necessary to make sure your redemption request is accepted. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember
To ensure acceptance of your redemption request, please follow the procedures described here and below.
Once your shares are redeemed, the proceeds will normally be sent to you by mail, electronic transfer, or wire between the fifth and seventh day. Calvert Money Controller redemptions generally will be credited to your bank account between the fifth and seventh business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.


Minimum account balance is $1,000 per Fund.
Please maintain a balance in your account of at least $1,000 per Fund. If, due to redemptions, it falls below $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

By Mail To: Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544.
You may redeem available funds from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration      Requirements

Corporations,         Letter of instruction and corporate resolution, signed by
Associations          person(s) authorized to act on the account, accompanied
                      by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s)(as Trustees), with a signature guarantee.(If the Trustee's name is not registered on your account, provide a copy of the trust document,certified within the last 60 days.)

By Telephone
Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions." If for any reason you are unable to reach the Fund by telephone, whether due to mechanical difficulties, heavy market volume, or otherwise, you may send a written redemption request to the Fund by overnight mail, or, if your account is held through a broker, see "Through Your Broker" below.


Calvert Money Controller
Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). Your request for a redemption by this service must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.


Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.


Through your Broker
If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

                              DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income and capital gains to shareholders.

Dividends from the Fund's net investment income are declared and paid annually. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.


Dividend Payment Options

Dividends and distributions are automatically reinvested in additional shares, unless on the account application you request to have them paid to you in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Fund invested at net asset value ("NAV") in shares of any other Calvert Group Fund. If you choose to have them reinvested in the same Fund, the new shares will be purchased at the NAV (no sales charge) on the reinvest date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Fund in writing prior to the record date if you want to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.


"Buying a Dividend"

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable as dividends or capital gains distributions. On the record date for a distribution, the Fund's per share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


Federal Taxes

The Fund normally distributes all net income and capital gain to shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested. Distributions of dividends and net realized short-term capital gains are taxable as ordinary income; capital gains distributions are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared in December and paid in January are taxable in the year they are declared. The Fund will mail you Form 1099-DIV in January indicating the federal tax status of your dividends.

Distributions resulting from the sale of certain foreign currencies and debt securities are taxed as ordinary income gain or loss. If these transactions result in reducing the Fund's net income, a portion of the dividends may be classified as a return of capital (which lowers your tax base). If the Fund pays taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your portion of foreign taxes paid by the Fund.

You may realize a capital gain or loss when you sell or exchange shares.
If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Taxpayer Identification Number, Back-up Withholding

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, federal law requires the Fund to withhold 31% of your dividends, capital gain distributions, and redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                                   EXHIBIT A
                             REDUCED SALES CHARGES

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

GROUP PURCHASES
If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and
(iii) satisfies uniform criteria which
enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers.


Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current alue of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances
There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to:
(1) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund);
(2) directors, officers and employees of the Advisor, Distributor, and their affiliated companies;
(3) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (1), (2), or (3) above;
(4) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor;
(5) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and (6) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."


Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund with a sales charge automatically invested in another account with no additional sales charge.

Purchases Made at Net Asset Value ("NAV")
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.


 Reinstatement Privilege
 If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

Calvert New World Fund, Inc.
Calvert New Africa Fund


Statement of Additional Information
July 31, 1997



INVESTMENT ADVISOR
Calvert-Sloan Advisers, L.L.C.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANT
Coopers & Lybrand, L.L.P.
217 Redwood Street
Baltimore, Maryland 21202-3316


PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


TABLE OF CONTENTS

Investment Objective and Policies                            1
Investment Restrictions                                      6
Investment Selection Process                                 7
Dividends, Distributions and Taxes                           7
Net Asset Value                                              8
Calculation of Total Return                                  9
Advertising                                                  9
Purchase and Redemption of Shares                           10
Reduced Sales Charges (Class A)                             10
Directors and Officers                                      10
Investment Advisor and Subadvisors                          12
Method of Distribution                                      13
Transfer and Shareholder Servicing Agent                    14
Fund Transactions                                           14
Independent Accountant and Custodians                       14
General Information                                         14
Financial Statements                                        15
Appendix                                                    15


STATEMENT OF ADDITIONAL INFORMATION-July 31, 1997

CALVERT NEW WORLD FUND, INC.
CALVERT NEW AFRICA FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account    (800) 368-2748      Shareholder
Information:   (301) 951-4820      Services:  (800) 368-2745

Broker         (800) 368-2746      TDD for the Hearing-
Services:      (301) 951-4850      Impaired: (800) 541-1524


         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated July 31, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.


INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of Calvert New World Fund, Inc., Calvert New Africa Fund (the "Fund") is to achieve capital appreciation over time. The Fund seeks capital appreciation aggressively by focusing the Fund's investments mostly in the emerging market of equity and equity-linked securities and fixed-income securities of African and African-related companies. The following discussion supplements the discussion in the Prospectus. Unless otherwise specified, the investment objective, programs and restrictions of the Fund are not fundamental policies. The operating policies of the Fund are subject to change by its Board of Directors without shareholder approval. Shareholders will be notified of a material change in the investment objective, a non-fundamental or operating policy.

Foreign Securities
         Additional costs may be incurred which are related to any international investment, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest. See "Risk Factors" in the Prospectus.

Options and Futures Contracts
         The Fund may purchase put and call options and engage in the writing of covered call options and secured put options on securities and employ a variety of other investment techniques. Specifically, the Fund may engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         The Fund will engage in such transactions only to hedge existing positions. It will not engage in such transactions for the purposes of speculation or leverage. The Fund may write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value.
         The Fund will not engage in such options or futures transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions. The Fund may write "covered options" on securities in standard contracts traded on national or foreign securities exchanges, or in individually negotiated contracts traded over-the-counter. It may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.
         To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's operating policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.
         Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although it intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair its ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Writing (Selling) Call and Put Options
         The Fund may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When the Fund writes a covered call option, it gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, it receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.
         The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         The Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index. The Fund may not write options on more than 50% of its total assets. The Fund presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under state regulations.
         During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out options it has written.
         A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.
         During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out options it has written.

Purchasing Call and Put Options, Warrants and Stock Rights
         The Fund may invest up to an aggregate of 5% of its total assets in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies. Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund may invest in call and put options whenever, in the opinion of the Subadvisor, a hedging transaction is consistent with its investment objectives. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.

         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

Over-the-Counter ("OTC") Options
         OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Advisor and verified in appropriate cases.
         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
         The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

Futures Transactions
         The Fund may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor or Subadvisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that it may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that to the extent that the Fund enters into future contracts and options on futures positions that are not for bonafide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which it could otherwise invest and which are traded on a U.S. exchange or board of trade. It may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
         The Fund may only invest in options on futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts it already owns. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, it may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
         The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Foreign Currency Transactions
         The value of the Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.
         When the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.
         It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.
         If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

         Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Repurchase agreements
         Repurchase agreements are arrangements under which the Fund buys securities and the seller simultaneously agrees to repurchase the securities at a specified time and price. The Fund may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Subadvisor under the direction and supervision of the Fund's Board of Directors. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

         The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable, although, with respect to 50% of the Fund's assets, the Fund does not currently anticipate investing more than 25% in the securities of a single issuer in the coming year).
         2. Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Make loans of more than one-third of the assets of the Fund, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or the lending of portfolio securities as detailed in the Prospectus, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4. Issue senior securities or underwrite the securities of other issuers, except as permitted by the Board of Directors within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         5. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         6. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Fund's total assets, or as permitted by law. The Fund will not make purchases while its borrowings exceed 5% of total assets. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.

Nonfundamental Investment Restrictions

         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:

         7. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
         8. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se restricted.
         9. Write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.
         10. Purchase from or sell to any of the Fund's officers or directors, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         11. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Directors in an amount not to exceed 10% or as permitted by law and will ensure that there is no duplication of advisory fees.
         12. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The depositor payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         13. Purchase or retain securities of any issuer if the officers, Directors of the Fund or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         14. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         15. Invest in interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
         16. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         17. With respect to 75% of the Fund's assets, purchase more than 10% of the outstanding voting securities of any issuer.

         Any investment restriction which involves a maximum percentage of securities or assets (except for fundamental investment restriction six) shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

INVESTMENT SELECTION PROCESS


         Investments by the Fund are selected on the basis of their ability to help achieve the objective of the Fund. The Subadvisor uses its best efforts to select investments for the Fund that satisfy the Fund's investment criteria to the greatest practical extent. New Africa Advisers, Inc., one of the Fund's Subadvisors, has developed a number of techniques for evaluating the performance of issuers in each of these areas, as explained in the Prospectus.


DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         Investors should note that the Internal Revenue Code ("Code") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under Sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Nondiversified Status
         The Fund is a "nondiversified" investment company under the Investment Act of 1940 (the "Act"), which means the Fund is not limited by the Act in the proportion of its assets that may be invested in the securities of a single issuer. A nondiversified fund may invest in a smaller number of issuers than a diversified fund. Thus, an investment in Calvert New Africa
Fund may, under certain circumstances, present greater risk of loss to an investor than an investment in a diversified fund. However, Calvert New Africa Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify for this Subchapter M tax treatment, the Fund will limit its investments to satisfy the Code diversification requirements so that, at the close of each quarter of the taxable year, (i) not more than 25% of the fund's assets will be invested in the securities of a single issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, and (ii) with respect to 50% of its assets, not more than 5% of its assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investments in United States Government securities are not subject to these limitations; while securities issued or guaranteed by foreign governments are subject to the above tests in the same manner as the securities of non-governmental issuers. The Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

NET ASSET VALUE

         The public offering price of the shares of the Fund is the respective net asset value per share plus the applicable sales charge. The net asset values fluctuates based on the respective market value of the Fund's investments. The net asset value per share is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.
         The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price; (b) for debt or equity securities traded over-the-counter where closing prices are not readily available, at the mean of the bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (c) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to represent fair value; and (d) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency, values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.


Net Asset Value and Offering Price Per Share
         Net asset value per share
         ($9,206,076/727,629 shares)                 $12.65
         Maximum sales charge
         (2.50% of offering price)                     0.32
         Offering price per share                    $12.97


CALCULATION OF TOTAL RETURN

         The Fund may advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable front-end sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period and dividing the result by the initial $1,000 investment. Note: "Total Return" when quoted in the Financial Highlights section of the Fund's Prospectus and the Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         All total return quotations ("return with maximum load") reflect the deduction of the maximum sales charge, except quotations of "return without maximum load" which do not reflect deduction of the sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge. Return without maximum load may be advertised for other periods, such as by quarter, or cumulatively for more than one year.
         Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period is historical in nature and should not be considered an indication of future return. For the periods shown, returns for the Fund's shares are as follows:

                                                       Average Annual
                              Return Without           Return With
                              Maximum Sales Load       Maximum Sales Load

One Year                              5.42%                     2.76%

Since Inception (April 12, 1995)      2.71%                     1.39%


ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles and rationale, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1994). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

PURCHASE AND REDEMPTION OF SHARES

         Investments in the Fund made by mail, bank wire or electronic funds transfer, through the Fund's branch office, Calvert Distributors, Inc. or other brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, Calvert Distributors, Inc., or the Fund's custodian bank or lock box facility, plus the applicable sales charge as set forth in the Fund's Prospectus.
         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.
         If you redeem shares of the Fund after holding them less than two years, the Fund will deduct a redemption fee equal to 2.0% of the net asset value of the shares redeemed. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1.0% of the net asset value of the Fund, whichever is less, or as allowed by law. Shareholder objections to redemptions in kind will be handled on a case-by-case basis, under the guidance of the Board of Directors.
         To change redemption instructions already given, shareholders must send a notice to Calvert Group, P.O. Box 419544 Kansas City, MO 64141-6544, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors. The Fund reserves the right to modify the telephone redemption privilege.


REDUCED SALES CHARGES

         The Fund imposes reduced sales charges for its shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

DIRECTORS AND OFFICERS

         ELIAS BELAYNEH, Director. Mr. Belayneh is the President of U.S. - Africa Chamber of Commerce, Washington, D.C., which serves as a collective organization focusing on the promotion of trade and investment between Africa and the United States. Date of birth: May 18, 1955. Address: 1899 L Street, N.W., 5th Floor, Washington, D.C. 20036.
         ROBERT S. BROWNE, Director. Mr. Browne is the President of the Twenty-First Century Foundation, which makes grants in the areas of education and community service and was formerly a research fellow at Howard University. Mr. Browne also serves on the Advisory Council to Calvert Social Investment Fund. In 1992 and 1993, Mr. Browne was a Ford Foundation Research Fellow. He served as Staff Director to the Sub-Committee on International Development, Finance, Trade, and Monetary Policy from 1986-1991. Date of birth: August 17, 1924. Address: 907 6th Street, S.W., Apt. 510, Washington, D.C. 20036.
         BERTIE HOWARD, Director. Ms. Howard is the Executive Director of Africa News Service. Date of birth: . Address: 0-16, Colony Apartments Chapel Hill, NC 27514.
         MICHAEL SUDARKASA, Director. Presently, Mr. Sudarkasa is the Director of the International Division of International Trade and Investment Promotion Services. He was previously President of 21st Century Africa, Inc. Date of birth: August 5, 1964. Address: 1418 Woodman Avenue Silver Spring, MD 20902.
         <F1>RENO J. MARTINI, Director and Vice President. Mr. Martini is a
Director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. He is an officer of each of the investment companies in the Calvert Group of Funds. Date of birth: January 13, 1950.
         MADALA MTHEMBU, Director. Presently, Mr. Mthembu is the Senior Advisor to the Premier of the Northern Cape Province of South Africa. He was previously a consultant with the Uniworld Group, Inc., and a graduate student at Georgetown Law School. He is the former Assistant Chief U.S. Representative for the African National Congress. Mr. Mthembu received his degree in law from National University of Lesotho. Date of birth: April 22, 1964. Address Office of the Premier, Private Bag X5016, Kimberley, 8300, Republic of South Africa.
         DONALD R. NORLAND, Director. Mr. Norland is a foreign affairs specialist, a 29-year career diplomat, and Ambassador, retired. He is a Senior Policy Advisor at WORLDSPACE, Inc. Mr. Norland was a member of the American Foreign Service Association ("AFSA"), Governing Board from 1991 to 1993, and subsequently was the Vice President (elected). He was the U.S. Ambassador to Chad from 1979 - 1981, and the Ambassador to Botswana from 1976 - 1979. Date of birth: June 14, 1924. Address: 11 Dupont Circle, N.W., Washington, D.C. 20036.
         1 MACEO K. SLOAN, Director. Mr. Sloan is Chairman, President, and Chief Executive Officer of Sloan Financial Group and NCM Capital Management Group, Inc., Chairman of New Africa Advisers, Inc., Sloan Communications, Inc., and PCS Development Corporation. In addition, Mr. Sloan is a Director of the National Association of Securities Professionals, a Chartered Financial Analyst and a Fellow of the Life Management Institute. Date of birth: October 18, 1949. Address: New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
         1 BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is President and Director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Address: 129 E. 69th Street, Apt. #8B, New York, NY 10021. DOB:
08/09/52.
         TIM SMITH, Director. Mr. Smith is the Executive Director of the Interfaith Center on Corporate Responsibility based in New York City. He is also the Chair of the Advisory Council of the Calvert Social Investment Fund. Date of birth: September 15, 1943. Address: Interfaith Center on Corporate Responsibility, 475 Riverside, Room 566, New York, N.Y. 10115.
         PAMELA D. VAN ARSDALE, Director. Ms. Van Arsdale is currently a community activist. Prior to her retirement in 1983, she was employed by Calvert Group. Date of birth: May 6, 1954. Address: 23 Church Road, Bedford, New Hampshire 03110.
         JUSTIN F. BECKETT, President. Mr. Beckett is President and CEO of New Africa Advisers, Inc. He is a Director and Executive Vice President of Sloan Financial Group, Inc. and NCM Capital Management Group, Inc., Executive Vice President of Sloan Holdings, Inc., and a Director of Sloan Communications, Inc. and PCS Development Corporation. Date of birth: April 5, 1963. Address:
New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President and General Counsel of Calvert Group, Ltd., and each of its subsidiaries, except for Calvert Distributors, Inc., of which he is a Director, President, and Secretary. Date of birth:
August 12, 1947.
         RONALD M. WOLFSHEIMER, CPA, Vice President, Treasurer, and Controller. Mr. Wolfsheimer is an officer of each of the other investment companies in the Calvert Group of Funds. He is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries, except for Calvert Distributors, Inc., of which he is a Director and Treasurer. Date of birth:
July 24, 1952.
         CLIFFORD MPARE, Vice President. Mr. Mpare is the Chief Investment Officer of NAA. Prior to joining NAA's parent company, Sloan Financial Group, Mr. Mpare was a Senior Analyst with First Union Corp's private equity department. He is a Chartered Financial Analyst and a Certified Management Accountant. Date of birth: November 21, 1957. Address: New Africa Advisers, Inc., 103 West Main Street, Durham, North Carolina 27701.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Assistant Secretary of Calvert Group, Ltd. and each of its subsidiaries and each of the other investment companies in the Calvert Group of Funds. Date of birth: January 29, 1959.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Assistant Secretary of Calvert-Sloan Advisers, L.L.C., and Calvert Group, Ltd. and each of its subsidiaries. Date of birth: October 21, 1956.
         JAMILAH SABIR-CALLOWAY, Assistant Secretary. Ms. Sabir-Calloway is the Corporate Secretary of NAA. Prior to that, Ms. Sabir-Calloway was the Assistant to the Corporate Secretary of the Sloan Financial Group. Date of birth: April 19, 1949. Address: New Africa Advisers, Inc., 103 West Main


         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund.
         Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $1,000 for service as a member of the Board of Directors plus a fee of $500 to $1000 for each Board and Committee meeting attended. For the period from inception (April 12, 1995) to March 31, 1996, Directors of the Fund not affiliated with the Fund's advisor received fees and expenses of $36,086. For fiscal year 1997, Directors of the Fund not affiliated with the Fund's advisor received fees and expenses of $55,621.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees/Directors Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

Director Compensation Table
Fiscal Year 1997 (unaudited numbers)

Name of Director           Aggregate           Pension or         Total
                           Compensation        Retirement         Compensation
                           from Registrant     Benefits           from
                           for service         Accrued as         Registrant and
                           as Director         part of            Fund Complex
                                               Registrant         paid to
                                               Expenses           Directors<F2>


Elias Belayneh             $1,250              $0                 $1,250
Robert Browne              $1,250              $0                 $1,250
Madala Mthembu             $1,250              $0                 $1,250
Donald Norland             $1,250              $0                 $1,250
Tim Smith                  $1,250              $0                 $1,250
Pamela Van Arsdale         $1,250              $0                 $1,250
Bertie Howard              N/A                 N/A                N/A
Michael Sudarkasa          N/A                 N/A                N/A

<F1> "Interested persons" of the Fund under the Investment Company Act of 1940.
<F2> As of March 31, 1997. The Fund Complex consists of nine (9) registered investment companies.



INVESTMENT ADVISOR AND SUBADVISORS

         The Fund's Investment Advisor is Calvert-Sloan Advisers, L.L.C., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a jointly-owned subsidiary of Calvert Group, Ltd. and Sloan Holdings, Inc. Calvert Group Ltd. is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into on April 11, 1995, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of directors, executive officers and employees of the Fund, who are not ''affiliated persons" of the Advisor or the Advisor within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and all or a portion of distribution and certain other expenses, to the extent allowed or required by state or federal law or regulation exceeding the most restrictive expense limitation in those states where the Fund's shares are qualified for sale.
         Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Advisor receives a base annual fee of 1.50% of the Fund's average daily net assets. For the fiscal 1996 period (since inception, April 12, 1995, through March 31, 1996), the Fund paid advisory fees of $68,590 and in fiscal year 1997 the Fund paid advisory fees of $119,720. The Advisor may voluntarily defer its fees or assume expenses of the Fund. During 1996 fiscal period, the Advisor reimbursed $56,484. For the 1997 fiscal period, the Advisor reimbursed $106,380.
         Any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Fund by the Advisor through March 31, 1996, may be recaptured by the Advisor from the Fund during the two years beginning on April 1, 1996, and ending on March 31, 1998; and such recapture shall only be made to the extent that it does not result in the Fund aggregate expenses exceeding state expense limit at the time the original amount was waived. Each year's current advisory fees (incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first.
         The Fund's Subadvisors are New Africa Advisers, Inc. ("NAA"), and Calvert Asset Management Company, Inc. Pursuant to Investment Advisory Agreements with the Advisor, the Subadvisors determine investment selections for the Fund. For its services, NAA receives a base annual fee from the Advisor of 0.755% of the Fund's average daily net assets under management. CAMCO receives a base annual fee of 0.495%. In addition, a consulting fee of 0.10% is paid to Sloan Holdings, Inc. See the Prospectus for an explanation of the Performance Fee.
      Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.25% of the Fund's average daily net assets. For the fiscal 1996 period (since inception, April 12, 1995, through March 31,
1996), the Fund paid administrative services fees of $11,432. CASC waived a portion of its fee during that period. For fiscal year 1997, CASC received administrative services fees of $19,953.


METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. (CDI) whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan (see below). CDI also receives the portion of the sales charge in excess of the dealer reallowance. For the period since inception, April 12, 1995, through March 31, 1996, CDI received net sales charges of $17,193. For fiscal year 1997, CDI received net sales charges of $9,725.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.75% of the Fund's average daily net assets. For fiscal year 1997, the Fund Paid Distribution Plan expenses of $59,860. Of the distribution expenses paid in fiscal 1996 and 1997, $26,963 and $39,425 was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and the remainder was used for advertising.
         The Fund's Distribution Plan was approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plan, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors.
      Apart from the Plan, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.


TRANSFER AND SHAREHOLDER SERVICING AGENT

         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. The Fund will pay Calvert Shareholder Services, Inc. fee based on the number of accounts and transactions. For the period since inception, April 12, 1995, through March 31, 1996, the Fund paid Calvert Shareholder Services, Inc. fees of $12,594. For fiscal year 1997, the Fund paid Calvert Shareholder Services, Inc. fees of $17,690.


FUND TRANSACTIONS

         Fund transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Advisor under the direction and supervision of the Fund's Board of Directors.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by such broker-dealers may be useful to the Advisor and the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Advisor's normal research activities or expenses.
         For the period since inception, April 12, 1995, through March 31, 1996, brokerage commissions totaling $3,797 were paid by the Fund. In fiscal year 1997, brokerage commissions totaling $1,559 were paid by the Fund. No commissions were paid to any officers or directors of the Fund or any of its affiliates.
         The Advisor and Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.
         Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected not to exceed 100%. For the period since inception, April 12, 1995, through March 31, 1996, the portfolio turnover rate of the Fund was 6%. For the period through March 31, 1997, the portfolio turnover rate of the Fund was 23%.


INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers & Lybrand, L.L.P. has been selected by the Board of Directors to serve as independent accountants for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or


GENERAL INFORMATION

         The Fund was organized as a Maryland Corporation, Calvert New World Fund, Inc., on December 22, 1994.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers one class of shares, Class A. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

FINANCIAL STATEMENTS

         The Fund's audited financial statements included in its Annual Report to Shareholders dated March 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of: _____________ (Fund or Portfolio name*) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer


Name of Investor(s)


By
Authorized Signer


Address



Date



Signature of Investor(s)



Date



Signature of Investor(s)

*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

  PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)    Financial statements

                  Incorporated by reference to Registrant's audited Annual Report to Shareholders, dated
                  March 31, 1997, and filed June 11, 1997.

         (b)    Exhibits:

                  1. Articles of Incorporation, incorporated by reference to Registrant's Initial Filing, filed December 22, 1994.

                  2.       By-Laws, incorporated by reference to
                           Registran's Pre-Effective Filing No.
                           2, filed April 10, 1995.

                  4.       Specimen Stock Certificate,
                           incorporated by reference to
                           Registrant's Pre-Effective Filing No.
                           2, filed April 10, 1995.

                  5.       Investment Advisory Contract,
                           incorporated by reference to
                           Registrant's Pre-Effective Filing No.
                           2, filed April 10, 1995.

                  5.a.     Investment Sub-Advisory Contract (New
                           Africa Advisers, Inc.), incorporated
                           by reference to Registrant's
                           Pre-Effective Filing No. 2, filed
                           April 10, 1995.

                  5.b.     Investment Sub-Advisory Contract
                           (Calvert Asset Management Company,
                           Inc.), incorporated by reference to
                           Registrant's Pre-Effective Filing No.
                           2, filed April 10, 1995.

                  6.       Underwriting Agreement, incorporated
                           by reference to Registrant's
                           Pre-Effective Filing No. 2, filed
                           April 10, 1995.

                  7.       Directors' Deferred Compensation
                           Agreement, incorporated by reference
                           to Registrant's Pre-Effective Filing
                           No. 2, filed April 10, 1995.

                  8.       Custodial Contract, incorporated by
                           reference to Registrant's
                           Pre-Effective Filing No. 2, filed
                           April 10, 1995.

                  9.a.     Transfer Agency Contract,
                           incorporated by reference to
                           Registrant's Pre-Effective Filing No.
                           2, filed April 10, 1995.

                  9.b.     Administrative Services Agreement,
                           incorporated by reference to
                           Registrant's Pre-Effective Filing No.
                           2, filed April 10, 1995.

                  10.      Opinion and Consent of Counsel as to
                           Legality of Shares Being Registered
                           filed herewith.

                  11.      Consent of Independent Accountants to
                           Use of Report filed herewith.

                  13.      Letter regarding Initial Capital,
                           incorporated by reference to
                           Registrant's Post-Effective Filing
                           No., 1, filed April 13, 1995.

                  14.      Model Retirement Plans, incorporated
                           by reference to Registrant's
                           Pre-Effective Filing No. 2, filed
                           April 10, 1995.

                  15.      Plan of Distribution, incorporated by
                           reference to Registrant's
                           Pre-Effective Filing No. 2, filed
                           April 10, 1995.

                  16.      Schedule for Computation of
                           Performance Quotation, filed herewith.

                  17. (ii) Financial Data
                           Schedule, filed herewith.

         Exhibits 3 and 12 are omitted because they are inapplicable.

Item 25.  Persons Controlled By or Under Common Control With Registrant

     Registrant is controlled by its Board of Directors. In addition, members of Registrant's Board of Directors may serve on a combination Board with five registered investment companies: First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves, The Calvert Fund, and Calvert Municipal Fund, Inc., while others may serve on the Boards of Calvert Social Investment Fund, Acacia Capital Corporation, and Calvert World Values Fund, Inc.


Item 26.  Number of Holders of Securities

         As of May 31, 1997, there were 789 holders of record of Registrant's shares.


Item 27.  Indemnification

         Registrant's ByLaws provide, in summary, that officers, directors, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent directors only. Registrant also maintains a $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.



Item 28. Business and Other Connections of Investment Advisor


                                   Name of Company, Principal
Name                               Business and Address            Capacity


Barbara J. Krumsiek                Calvert Asset Management        Officer
                                   Company, Inc.                   and
                                   Investment Advisor              Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland  20814
                                    --------------
                                   Calvert-Sloan Advisers, L.L.C.  Director
                                   Investment Advisor
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Group, Ltd.             Officer
                                   Holding Company                 and
                                   4550 Montgomery Avenue          Director
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Shareholder             Officer
                                   Services, Inc.                  and
                                   Transfer Agent                  Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Administrative          Officer
                                   Services Company                and
                                   Service Company                 Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                  Calvert Distributors, Inc.       Director
                                  Broker-Dealer                    and Officer
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland 20814
                                  ---------------
                                  First Variable Rate Fund for     Officer
                                  Government Income                and
                                  Calvert Tax-Free Reserve         Trustee
                                  Calvert Social Investment Fund
                                  Money Management Plus
                                  The Calvert Fund

                                  Investment Companies
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland  20814
                                  ---------------



Item 28. Business and Other Connections of Investment Adviser


 Name                               Name of Company, Principal
                                    Business and Address            Capacity

Barbara J. Krumsiek                Acacia Capital Corporation       Officer
continued                          Calvert Municipal Fund, Inc.     and
                                   Calvert World Values Fund, Inc   Director
                                   Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------

Ronald M. Wolfsheimer               First Variable Rate Fund for
                                    Government Income
                                    Calvert Tax-Free Reserves         Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------



Item 28. Business and Other Connections of Investment Advisor


                                    Name of Company, Principal
Name                                Business and Address              Capacity

Ronald M. Wolfsheimer               Calvert Administrative            Officer
continued                           Services Company                  and
                                    Service Company                   Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Shareholder               Officer
                                    Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer                     and
                                    4550 Montgomery Avenue            Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------



Item 28. Business and Other Connections of Investment Advisor


                                    Name of Company, Principal
Name                                Business and Address              Capacity

Reno J. Martini                     Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Director
                                    Investment Advisor                and
                                    4550 Montgomery Avenue            Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for      Officer
                                    Government Income
                                    Calvert Tax-Free Reserves
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------
                                    Calvert New World Fund, Inc.      Director
                                    Investment Company                and
                                    4550 Montgomery Avenue            Officer
                                    Bethesda, Maryland 20814
                                    --------------

Evelyne Steward                     Calvert Group, Ltd.               Officer
                                    Holding Company                   and
                                    4550 Montgomery Avenue            Director
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------



Item 28.  Business and Other Connections of Investment Adviser

                                   Name of Company, Principal
Name                               Business and Address              Capacity

Maceo K. Sloan                     Sloan Financial Group, Inc.       Founder,
                                   Holding Company                   Chairman,
                                   103 West Main Street, 4th Floor   President
                                   Durham, North Carolina 27701      and CEO
                                   ------------------
                                   Sloan Holdings, Inc.              Chairman
                                   Holding Company
                                   103 West Main Street, 4th Floor
                                   Durham, North Carolina 27701
                                   ------------------
                                   New Africa Advisers, Inc.         Chairman
                                   Investment Adviser
                                   103 West Main Street, 4th Floor
                                   Durham, North Carolina 27701
                                   ------------------
                                   NCM Capital Management Group, Inc. Founder,
                                   Investment Adviser                 Chairman,
                                   103 West Main Street, 4th Floor    President
                                   Durham, North Carolina 27701       and CEO


                                   ------------------
                                   Sloan Communications, Inc.Chairman
                                   Telecommunications Corporation
                                   103 West Main Street, 4th Floor
                                   Durham, North Carolina 27701
                                   ------------------
                                   PCS Development Corporation        Chairman
                                   Telecommunications Corporation
                                   P.O. Box 272
                                   24 Vardry Street, Suite 401
                                   Greenville, South Carolina 29602
                                   ------------------
                                   Calvert-Sloan Advisers, L.L.C.     Director
                                   Investment Advisor
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   CREF College Retirement Equities
                                   Fund                               Trustee
                                   Equity Pension Fund
                                   I730 Third Avenue
                                   New York, New York 10017
                                   ------------------



Item 28.  Business and Other Connections of Investment Adviser

                                   Name of Company, Principal
Name                               Business and Address                Capacity

Maceo K. Sloan                     Mechanics and Farmers Bank          Director
continued                          116 West Parrish Street
                                   Durham, North Carolina 27702
                                   ------------------
                                   National Association of Securities  Director
                                   Professionals
                                   c/o Pryor, McClendon, Counts & Co., Inc.
                                   1100 Peachtree Street, Suite 1660
                                   Atlanta, Georgia 30309
                                    ------------------
                                   News and Observer Publishing        Director
                                   Company
                                   Newspaper/Magazine Publishing Company
                                   P.O. Box 191
                                   215 South McDowell Street
                                   Raleigh, North Carolina 27601
                                   ------------------
                                   National Investment Managers        Founder
                                   Association
                                   Professional Organization Chairman
                                   1899 L Street, N.W., 5th Floor
                                   Washington, D.C. 20036
                                   ------------------
                                   Calvert New World Fund, Inc.        Director
                                   Investment Company
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                    --------------



Item 28. Business and Other Connections of Investment Advisor

                                   Name of Company, Principal
Name                               Business and Address           Capacity


Justin F. Beckett                   Sloan Financial Group, Inc.   Director,
                                    Holding Company               Executive
                                    103 West Main Street,        Vice President
                                    4th Floor
                                    Durham, North Carolina 27701
                                    ------------------
                                    Sloan Holdings, Inc.           Executive
                                    Holding Company              Vice President
                                    103 West Main Street, 4th Floor
                                    Durham, North Carolina 27701
                                    ------------------
                                    New Africa Advisers, Inc.       Founder,
                                    Investment Adviser              President,
                                    103 West Main Street, 4th Floor and CEO
                                    Durham, North Carolina 27701
                                    ------------------
                                    NCM Capital Management Group, Inc.
                                    Investment Advise              Executive
                                    103 West Main Street,        Vice President
                                    4th Floor
                                    Durham, North Carolina 27701
                                    ------------------
                                    Sloan Communications, Inc.       Director
                                    Telecommunications Corporation
                                    103 West Main Street, 4th Floor
                                    Durham, North Carolina 27701
                                    ------------------
                                    PCS Development Corporation       Director
                                    Telecommunications Corporation
                                    P.O. Box 272
                                    24 Vardry Street, Suite 401
                                    Greenville, South Carolina 29602
                                    ------------------
                                    Calvert-Sloan Advisers, L.L.C.   Director
                                    Investment Advisor               and
                                    4550 Montgomery Avenue           Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert New World Fund, Inc.     Officer
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------



Item 28. Business and Other Connections of Investment Advisor

                                    Name of Company, Principal
Name                                Business and Address            Capacity

Mary Ford                           Sloan Financial Group, Inc.     Officer
                                    Holding Company
                                    103 West Main Street, 4th Floor
                                    Durham, North Carolina 27701
                                    ------------------
                                    Calvert-Sloan Advisers, L.L.C.   Director
                                    Investment Advisor               and
                                    4550 Montgomery Avenue           Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    NCM Capital Management Group,    Officer
                                    Inc. Investment Adviser          1990-1995
                                    103 West Main Street, 4th Floor
                                    Durham, North Carolina 27701
                                    ------------------


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity

William M. Tartikoff                First Variable Rate Fund for      Officer
                                    Government Income
                                    Calvert Tax-Free Reserves
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative            Officer
                                    Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder               Officer
                                    Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer                     and
                                    4550 Montgomery Avenue            Director
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Acacia National Life Insurance    Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------


Item 28.  Business and Other Connections of Investment Advisor

                                    Name of Company, Principal
Name                                Business and Address              Capacity

Susan Walker Bender                 Calvert Group, Ltd                Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative            Officer
                                    Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Shareholder Services, Inc.Officer
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for      Officer
                                    Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Social Investment Fund
                                    Money Management Plus
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity



Steve Rakes                         Sloan Financial Group, Inc.       Officer
                                    Holding Company
                                    103 West Main Street, 4th Floor
                                    Durham, North Carolina 27701
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address              Capacity


Katherine Stoner                    Calvert Shareholder Services,     Officer
                                    Inc. Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for      Officer
                                    Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Social Investment Fund
                                    Money Management Plus
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative            Officer
                                    Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------


Lisa D. Crossley                    Calvert Shareholder Services,     Officer
                                    Inc. Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative            Officer
                                    Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for      Officer
                                    Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Social Investment Fund
                                    Money Management Plus
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------

Ivy Wafford Duke                    Calvert Shareholder Services,     Officer
                                    Inc. Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Distributors, Inc.        Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers, L.L.C.    Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management          Officer
                                    Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.               Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative            Officer
                                    Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for      Officer
                                    Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Social Investment Fund
                                    Money Management Plus
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------

Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves (d/b/a Money Management Plus), The Calvert Fund, Calvert Municipal Fund, Inc.,
Calvert World Values Fund, Inc., and Acacia Capital Corporation's PRISM variable annuity product.

         (b)    Positions of Underwriter's Officers and Directors

Name and Principal             Position(s) with           Position(s) with
Business Address               Underwriter                Registrant

Ronald M. Wolfsheimer          Director, Senior           Vice President
                               Vice President,            Treasurer
                               and Controller


William M. Tartikoff           Director, Senior           Vice President,
                               Vice-President,            Secretary
                               Secretary, and
                               General Counsel

Barbara J. Krumsiek            Director and President      Director and Sr.
                                                           Vice President

Steve Cohen                    Vice-President              None

Karen Becker                   Vice-President              None

Geoffrey Ashton                Regional
                               Vice-President              None

Tim McCabe                     Regional
                               Vice-President              None

Susan Walker Bender            Assistant Secretary         Assistant Secretary

Katherine Stoner               Assistant Secretary         Assistant
                                                           Secretary

Lisa Crossley                  Compliance Officer          Assistant Secretary
                               and Assistant Secretary

Ivy Wafford Duke               Assistant Secretary         Assistant Secretary

The principal business address of the above individuals is 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland  20814.


Item 29.  Principal Underwriter (continued)

         (c)    Inapplicable.

Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland  20814


Item 31.  Management Services

         Not Applicable

Item 32.  Undertakings

         1)       Not applicable.

         3) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's Annual Report to Shareholders, upon request and without charge, when available.

                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 22nd day of July, 1997.


                                        CALVERT NEW WORLD FUND, INC.

                               By:      _________________________________
                                        Barbara J. Krumsiek
                                        Director

                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 22, 1997.


Signature                          Title


__________**____________         Director
Barbara J. Krumsiek             (Principal Executive
                                 Officer)


__________**____________         Treasurer
Ronald M. Wolfsheimer            (Principal Accounting
                                 Officer)


__________**____________         Director
Elias Belayneh


__________**____________         Director
Robert S. Browne


__________**____________         Director
Reno Martini


__________**____________         Director
Madala Mthembu


__________**____________         Director
Donald R. Norland


__________**____________         Director
Maceo K. Sloan


__________**____________         Director
Tim Smith


__________**____________         Director
Pam Van Arsdale


                                 **By:_____________________
                                 Name:  Katherine Stoner
                                        as Attorney-in-fact

                                        Executed by Katherine Stoner
                                        on behalf of those indicated pursuant
                                        to a Power of Attorney dated
                                        May 8, 1997, filed here with.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-11
24(b)(16)                  Schedule for Computation of Performance Quotation

Ex-23
24(b)(10)                  Form of Opinion and Consent of Counsel

Ex-23
24(b)(11)                  Independent Auditors' Consent

Ex-24                      Power of Attorney

Ex-27
24(17)                     Financial Data Schedules